Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2012
Segment Information and Sales to Significant Customers [Abstract]
Summary of revenue and long-lived assets by geographic area

	Year Ended September 30,
	2012	2011	2010
Revenue
North America (Mainly United States)	$2,266,110	$2,333,096	$2,261,925
Europe	441,731	403,115	353,239
Rest of the world	539,062	441,517	369,059

Total	$3,246,903	$3,177,728	$2,984,223

	As of September 30,
	2012	2011	2010
Long-lived Assets(1)
North America (Mainly United States)	$83,645	$102,739	$129,929
Europe	65,746	47,717	35,353
Rest of the world:
Israel	51,086	45,669	40,717
India	29,401	35,071	36,322
Others	48,029	27,206	15,952

Total	$277,907	$258,402	$258,273

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

	Year Ended September 30,
	2012	2011	2010
Customer experience systems	$3,066,170	$2,978,288	$2,775,271
Directory	180,733	199,440	208,952

Total	$3,246,903	$3,177,728	$2,984,223

Summary of the percentage of sales to significant customers groups

	Year Ended September 30,
	2012	2011	2010
Customer 1	26%	29%	29%
Customer 2	10	11	12
Customer 3	*	10	10

*	Represents an amount of less than 10%.